SUBSEQUENT EVENTS (Details Narrative 3) - USD ($)					1 Months Ended	9 Months Ended
	Oct. 25, 2016	May 18, 2016	Feb. 15, 2016	Feb. 03, 2016	Feb. 15, 2016	Sep. 30, 2016	Sep. 30, 2015
Warrant exercise term		1 year 6 months
Proceeds from warrant exercise						$ 41,000	$ 65,000
Warrant [Member]
Number of shares called by warrant				1,500,000
Warrant exercise term				3 years
Offering [Member]
Number of shares called by warrant			17,500,000		17,500,000
Offering [Member] | Warrant [Member]
Warrant exercise term			5 years
Subsequent Event [Member]
Number of shares called by warrant			17,500,000		17,500,000
Warrant exercise term					5 years
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Offering [Member]
Aggregate gross proceeds from closings of offerings	$ 500,000
Financing available upon achievement of certain milestones	250,000
Financing available upon mutual agreement	$ 250,000
Percentage of restricted shares of common shares to be issued	25.00%
Debt face amount	$ 1,053,000
Debt interest rate	5.00%
Debt term	6 months
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Offering [Member] | Warrant [Member]
Number of shares called by warrant	6,666,666
Warrant exercise term	5 years
Proceeds from warrant exercise	$ 500,000